Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 637,232	$ 610,345
Securities received as collateral from securities financing and derivative transactions	270,775	274,791
Total liquid assets	$ 908,007	$ 885,136
% of total	100.00%	100.00%
Encumbered liquid assets	$ 294,242	$ 291,466
Unencumbered liquid assets	613,765	593,670
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	160,724	157,250
Securities received as collateral from securities financing and derivative transactions	117,134	122,112
Total liquid assets	$ 277,858	$ 279,362
% of total	31.00%	32.00%
Encumbered liquid assets	$ 118,344	$ 120,484
Unencumbered liquid assets	159,514	158,878
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	43,753	48,965
Total liquid assets	$ 43,753	$ 48,965
% of total	5.00%	6.00%
Encumbered liquid assets	$ 561	$ 628
Unencumbered liquid assets	43,192	48,337
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	20,110	17,133
Securities received as collateral from securities financing and derivative transactions	83,510	88,511
Total liquid assets	$ 103,620	$ 105,644
% of total	11.00%	12.00%
Encumbered liquid assets	$ 65,067	$ 68,175
Unencumbered liquid assets	38,553	37,469
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	33,275	28,650
Securities received as collateral from securities financing and derivative transactions	2	157
Total liquid assets	$ 33,277	$ 28,807
% of total	4.00%	3.00%
Encumbered liquid assets	$ 1,041	$ 1,161
Unencumbered liquid assets	32,236	27,646
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,849	38,099
Securities received as collateral from securities financing and derivative transactions	24,845	23,907
Total liquid assets	$ 63,694	$ 62,006
% of total	7.00%	7.00%
Encumbered liquid assets	$ 33,433	$ 33,364
Unencumbered liquid assets	30,261	28,642
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	11,042	11,657
Securities received as collateral from securities financing and derivative transactions	5,316	4,935
Total liquid assets	$ 16,358	$ 16,592
% of total	2.00%	2.00%
Encumbered liquid assets	$ 5,918	$ 3,659
Unencumbered liquid assets	10,440	12,933
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	13,695	12,746
Securities received as collateral from securities financing and derivative transactions	3,461	4,602
Total liquid assets	$ 17,156	$ 17,348
% of total	2.00%	2.00%
Encumbered liquid assets	$ 12,324	$ 13,497
Unencumbered liquid assets	4,832	3,851
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	476,508	453,095
Securities received as collateral from securities financing and derivative transactions	153,641	152,679
Total liquid assets	$ 630,149	$ 605,774
% of total	69.00%	68.00%
Encumbered liquid assets	$ 175,898	$ 170,982
Unencumbered liquid assets	454,251	434,792
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	97,889	84,777
Total liquid assets	$ 97,889	$ 84,777
% of total	11.00%	10.00%
Unencumbered liquid assets	$ 97,889	$ 84,777
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	96,731	96,971
Securities received as collateral from securities financing and derivative transactions	5,978	4,620
Total liquid assets	$ 102,709	$ 101,591
% of total	11.00%	11.00%
Encumbered liquid assets	$ 12,063	$ 11,378
Unencumbered liquid assets	90,646	90,213
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	37,366	25,665
Securities received as collateral from securities financing and derivative transactions	31,105	32,006
Total liquid assets	$ 68,471	$ 57,671
% of total	7.00%	6.00%
Encumbered liquid assets	$ 37,844	$ 42,347
Unencumbered liquid assets	30,627	15,324
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	88,383	86,611
Securities received as collateral from securities financing and derivative transactions	55,463	54,614
Total liquid assets	$ 143,846	$ 141,225
% of total	16.00%	16.00%
Encumbered liquid assets	$ 51,367	$ 47,518
Unencumbered liquid assets	92,479	93,707
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	90,776	92,793
Securities received as collateral from securities financing and derivative transactions	6,554	7,924
Total liquid assets	$ 97,330	$ 100,717
% of total	11.00%	11.00%
Encumbered liquid assets	$ 20,256	$ 21,660
Unencumbered liquid assets	77,074	79,057
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,363	66,278
Securities received as collateral from securities financing and derivative transactions	54,541	53,515
Total liquid assets	$ 119,904	$ 119,793
% of total	13.00%	14.00%
Encumbered liquid assets	$ 54,368	$ 48,079
Unencumbered liquid assets	$ 65,536	$ 71,714